Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	May 22, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Royce CRK Prospectus | Royce Dividend Value Fund | Consultant Class
Prospectus:
Trading Symbol	RDVCX
Royce CRK Prospectus | Royce International Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RINPX
Royce CRK Prospectus | Royce International Premier Fund | R Class
Prospectus:
Trading Symbol	RINRX
Royce CRK Prospectus | Royce Low-Priced Stock Fund | R Class
Prospectus:
Trading Symbol	RLPRX
Royce CRK Prospectus | Royce Micro-Cap Fund | Consultant Class
Prospectus:
Trading Symbol	RYMCX
Royce CRK Prospectus | Royce Opportunity Fund | Consultant Class
Prospectus:
Trading Symbol	ROFCX
Royce CRK Prospectus | Royce Opportunity Fund | R Class
Prospectus:
Trading Symbol	ROFRX
Royce CRK Prospectus | Royce Opportunity Fund | K Class
Prospectus:
Trading Symbol	ROFKX
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | Consultant Class
Prospectus:
Trading Symbol	RYPCX
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | R Class
Prospectus:
Trading Symbol	RPMRX
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | K Class
Prospectus:
Trading Symbol	RPMKX
Royce CRK Prospectus | Royce Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RPRCX
Royce CRK Prospectus | Royce Premier Fund | R Class
Prospectus:
Trading Symbol	RPRRX
Royce CRK Prospectus | Royce Small-Cap Leaders Fund | R Class
Prospectus:
Trading Symbol	ROHRX
Royce CRK Prospectus | Royce Small-Cap Value Fund | Consultant Class
Prospectus:
Trading Symbol	RVFCX
Royce CRK Prospectus | Royce Small-Cap Value Fund | R Class
Prospectus:
Trading Symbol	RVVRX
Royce CRK Prospectus | Royce Small-Cap Value Fund | K Class
Prospectus:
Trading Symbol	RVFKX
Royce CRK Prospectus | Royce Small/Mid-Cap Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RYGCX
Royce CRK Prospectus | Royce Small/Mid-Cap Premier Fund | R Class
Prospectus:
Trading Symbol	RHFRX
Royce CRK Prospectus | Royce Smaller-Companies Growth Fund | Consultant Class
Prospectus:
Trading Symbol	RVPCX
Royce CRK Prospectus | Royce Smaller-Companies Growth Fund | R Class
Prospectus:
Trading Symbol	RVPRX
Royce CRK Prospectus | Royce Special Equity Fund | Consultant Class
Prospectus:
Trading Symbol	RSQCX
Royce CRK Prospectus | Royce Special Equity Multi-Cap Fund | Consultant Class
Prospectus:
Trading Symbol	RSMLX
Royce CRK Prospectus | Royce Total Return Fund | Consultant Class
Prospectus:
Trading Symbol	RYTCX
Royce CRK Prospectus | Royce Total Return Fund | R Class
Prospectus:
Trading Symbol	RTRRX
Royce CRK Prospectus | Royce Total Return Fund | K Class
Prospectus:
Trading Symbol	RTRKX